PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Summary of prepayments

USDm	2024	2023	2022
Prepaid operating expenses	1.7	1.2	—
Prepaid bareboat hire	2.8	0.8	3.0
Prepaid customer contract assets	2.4	2.5	3.0
Other prepayments	5.3	10.7	4.4
Balance as of December 31	12.2	15.2	10.4